LONG-TERM DEBT, NET (2013 Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2013	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Total long-term debt		$ 3,821,519	$ 3,962,705
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal	100.00%
Total long-term debt	$ 1,000,000
Maturity date		Feb. 15, 2021
Interest rate per annum	5.00%
2013 Senior Notes [Member] | Senior Notes [Member] | Prior to February 15, 2016 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption	35.00%